Restatement (Details 1) - USD ($)	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Income taxes	$ 357,118				$ 516,200					$ 2,026,820	$ 2,530,205
Net income	$ 983,557	$ 1,016,101	$ 1,040,372	$ 916,188	$ 936,468	$ 1,081,074	$ 1,236,261	$ 1,022,579	$ 928,308	$ 3,909,129	$ 4,268,222
Earnings per share - basic and diluted	$ 0.59	$ 0.61	$ 0.63	$ 0.56	$ 0.57	$ 0.66	$ 0.75	$ 0.63	$ 0.57	$ 2.37	$ 2.61
As previously reported [Member]
Income taxes										$ 1,633,085
Net income										$ 4,302,864
Earnings per share - basic and diluted										$ 2.60
Restatement adjustment [Member]
Income taxes										$ 393,735
Net income										$ (393,735)
Earnings per share - basic and diluted										$ (0.23)